Restructuring, Impairments and Gains on Sale - Schedule of Reconciliation of Restructuring Liability (Parenthetical) (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2019
Restructuring Cost and Reserve [Line Items]
Proceeds from the landlord for termination of leases	$ 18.0
Adam Neumann [Member]
Restructuring Cost and Reserve [Line Items]
Cash payment for restructuring		$ 185.0
Restructuring payment percent		50.00%
Restructuring Payment Payable Percent		50.00%